December 21, 2011

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:       T. Rowe Price Multi-Sector Account Portfolios, Inc.(“Registrant”)
consisting of the following series:

                     T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio

                     T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio

                     T. Rowe Price Floating Rate Multi-Sector Account Portfolio

                     T. Rowe Price High Yield Multi-Sector Account Portfolio

                     T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio

                     T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

                     (collectively, the “Funds”)

            File No.: 811-22620

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940, we are hereby filing the Initial Form N-1A Registration Statement to register the above-referenced Registrant and Funds as open-end management investment companies, including the registration of an indefinite number of shares of capital stock to be issued by the Registrant.

On October 26, 2011, a notification of registration was filed on Form N-8A for the Registrant. This filing on Form N-1A is submitted for the purpose of registering T. Rowe Price Multi-Sector Account Portfolios, Inc., and its six initial series thereunder to be called:  T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio; T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio; T. Rowe Price Floating Rate Multi-Sector Account Portfolio; T. Rowe Price High Yield Multi-Sector Account Portfolio; T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio; and T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio. Part A of this filing contains an individual prospectus for each of these series.

The Funds will not be available for direct purchase by members of the public. Shares may only be purchased by or on behalf of institutional separate account clients with whom T. Rowe Price or one of its affiliated investment advisers has an agreement to provide discretionary investment management services.

December 21, 2011

Part B of this filing contains the Statement of Additional Information that is used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds), with changes made to reflect the addition of the new Funds.

We expect each of the Funds to incept on March 1, 2012, and we are seeking an effective date of February 22, 2012

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole